Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 23.2%
Entertainment 4.1%
Roblox Corp., Class A(a)	748,646	56,560,205
Spotify Technology SA(a)	127,782	28,794,396
Total		85,354,601
Interactive Media & Services 19.1%
Facebook, Inc., Class A(a)	98,941	33,579,586
IAC/InterActiveCorp.(a)	350,050	45,608,014
Match Group, Inc.(a)	225,024	35,326,518
Pinterest, Inc., Class A(a)	401,479	20,455,355
Snap, Inc.(a)	1,038,387	76,705,648
Twitter, Inc.(a)	1,948,836	117,690,206
Vimeo, Inc.(a)	533,896	15,680,526
ZoomInfo Technologies, Inc., Class A(a)	953,657	58,354,272
Total		403,400,125
Total Communication Services		488,754,726
Consumer Discretionary 10.1%
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A(a)	220,875	37,051,781
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc.(a)	16,288	53,506,731
Chewy, Inc., Class A(a)	286,465	19,511,131
Farfetch Ltd., Class A(a)	705,381	26,437,680
Wayfair, Inc., Class A(a)	198,980	50,841,380
Total		150,296,922
Textiles, Apparel & Luxury Goods 1.2%
lululemon athletica, Inc.(a)	63,268	25,604,560
Total Consumer Discretionary		212,953,263
Consumer Staples 2.5%
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	116,329	52,272,436
Total Consumer Staples		52,272,436
Financials 0.5%
Capital Markets 0.5%
Coinbase Global, Inc., Class A(a)	44,943	10,223,634
Total Financials		10,223,634
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.7%
Health Care Equipment & Supplies 6.4%
Danaher Corp.	183,732	55,935,370
Intuitive Surgical, Inc.(a)	78,439	77,980,132
Total		133,915,502
Health Care Technology 5.1%
Veeva Systems Inc., Class A(a)	374,394	107,889,119
Pharmaceuticals 2.2%
Royalty Pharma PLC, Class A	1,283,547	46,387,389
Total Health Care		288,192,010
Industrials 5.3%
Aerospace & Defense 2.7%
HEICO Corp., Class A	468,539	55,489,074
Road & Rail 2.6%
Uber Technologies, Inc.(a)	1,236,319	55,387,091
Total Industrials		110,876,165
Information Technology 41.8%
Electronic Equipment, Instruments & Components 1.1%
Adyen NV(a)	8,501	23,763,388
IT Services 23.3%
Okta, Inc.(a)	142,934	33,923,955
Shopify, Inc., Class A(a)	80,542	109,197,233
Snowflake, Inc., Class A(a)	402,396	121,696,622
Square, Inc., Class A(a)	523,602	125,580,704
Twilio, Inc., Class A(a)	317,453	101,283,380
Total		491,681,894
Semiconductors & Semiconductor Equipment 2.8%
ASML Holding NV	80,178	59,741,430
Software 14.6%
Avalara, Inc.(a)	156,892	27,420,015
Coupa Software, Inc.(a)	171,562	37,602,959
Datadog, Inc., Class A(a)	420,486	59,435,696
DocuSign, Inc.(a)	140,387	36,139,825
ServiceNow, Inc.(a)	58,834	36,610,633
CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Workday, Inc., Class A(a)	147,223	36,789,556
Zoom Video Communications, Inc., Class A(a)	276,706	72,358,619
Total		306,357,303
Total Information Technology		881,544,015
Materials 0.2%
Metals & Mining 0.2%
Royal Gold, Inc.	54,792	5,232,088
Total Materials		5,232,088
Total Common Stocks (Cost $1,639,829,533)		2,050,048,337

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	60,896,073	60,889,983
Total Money Market Funds (Cost $60,889,983)		60,889,983
Total Investments in Securities (Cost: $1,700,719,516)		2,110,938,320
Other Assets & Liabilities, Net		(3,191,697)
Net Assets		2,107,746,623

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	123,790,002	872,387,881	(935,287,900)	—	60,889,983	—	40,077	60,896,073
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2021

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